Condensed Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 444,850	$ 62,520	$ 13,850
Accounts receivable	1,914	1,673	1,136
Inventories	50,024	43,999	30,563
Current portion of deposits and prepaid expenses	37,732	29,363	18,950
Total current assets	534,520	137,555	64,499
Deposits and prepaid expenses, less current portion	10,470	10,470	10,470
Property and equipment, net	98,474	114,020	170,795
Total assets	643,464	262,045	245,764
Current liabilities
Accounts payable and accrued liabilities	433,549	356,467	271,863
Accrued expenses and deferred lease costs	59,835	88,290	143,077
Due to related parties	133,388	91,483	286,844
Current portion of convertible notes payable	45,063	44,323	41,315
Current portion of promissory notes payable	125,433	10,251	64,407
Current portion of promissory notes payable related party	0	16,805	149,233
Total current liabilities	797,268	607,619	956,739
Convertible notes payable		0	516,575
Total liabilities		607,619	1,473,314
Commitments and contingencies
Stockholders’ Deficiency
Preferred stock		1,705	0
Common stock, $0.001 par value; 90,000,000 shares authorized; 25,268,259, 25,046,438 and 21,911,396 shares issued and outstanding at March 31, 2017, December 31, 2016 and December 31, 2015	25,269	25,046	21,911
Additional paid-in capital	21,205,658	20,277,882	12,857,320
Accumulated deficit	(21,387,136)	(20,650,207)	(14,106,781)
Total stockholders’ deficiency	(153,804)	(345,574)	(1,227,550)
Total liabilities and stockholders’ deficiency	643,464	262,045	$ 245,764
Series A Preferred Stock [Member]
Stockholders’ Deficiency
Preferred stock	1,705	1,705
Series B Preferred Stock [Member]
Stockholders’ Deficiency
Preferred stock	$ 700	$ 0